UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                    OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.4%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.3%
$        200,000     Albany County IDA (Wildwood Programs)                       4.900    %     07/01/2021    $     196,828
----------------------------------------------------------------------------------------------------------------------------
         125,000     Albany County IDA (Wildwood Programs)                       5.000          07/01/2026          122,829
----------------------------------------------------------------------------------------------------------------------------
      14,500,000     Albany IDA (Charitable Leadership)                          5.750          07/01/2026       14,839,300
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Albany IDA (Charitable Leadership)                          6.000          07/01/2019        1,052,140
----------------------------------------------------------------------------------------------------------------------------
         100,000     Albany IDA (New Covenant Charter School)                    7.000          05/01/2025           95,907
----------------------------------------------------------------------------------------------------------------------------
       1,140,000     Albany IDA (Sage Colleges)                                  5.250          04/01/2019        1,147,285
----------------------------------------------------------------------------------------------------------------------------
         500,000     Albany IDA (Sage Colleges)                                  5.300          04/01/2029          501,935
----------------------------------------------------------------------------------------------------------------------------
          30,000     Albany Parking Authority                                    5.625          07/15/2025           31,388
----------------------------------------------------------------------------------------------------------------------------
          30,000     Allegany County IDA (Houghton College)                      5.250          01/15/2024           30,303
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Amherst IDA (Daemen College)                                6.000          10/01/2021        1,101,810
----------------------------------------------------------------------------------------------------------------------------
       5,895,000     Brookhaven IDA (Alternatives for Children)                  7.550          02/01/2033        6,221,878
----------------------------------------------------------------------------------------------------------------------------
       9,235,000     Brookhaven IDA (Dowling College)                            6.750          11/01/2032        9,419,331
----------------------------------------------------------------------------------------------------------------------------
         350,000     Broome County IDA (University Plaza)                        5.200          08/01/2030          354,291
----------------------------------------------------------------------------------------------------------------------------
         250,000     Broome County IDA (University Plaza)                        5.200          08/01/2036          251,578
----------------------------------------------------------------------------------------------------------------------------
         300,000     Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)           5.750          11/01/2030          299,622
----------------------------------------------------------------------------------------------------------------------------
          85,000     Cattaraugus County IDA (Olean General Hospital)             5.250          08/01/2023           86,606
----------------------------------------------------------------------------------------------------------------------------
         500,000     Cattaraugus County IDA (St. Bonaventure University)         5.000          05/01/2023          496,315
----------------------------------------------------------------------------------------------------------------------------
         620,000     Cattaraugus County IDA (St. Bonaventure University)         5.100          05/01/2031          613,496
----------------------------------------------------------------------------------------------------------------------------
          90,000     Chautauqua Utility District                                 5.000          06/01/2022           91,368
----------------------------------------------------------------------------------------------------------------------------
         100,000     Chautauqua Utility District                                 5.000          06/01/2024          100,735
----------------------------------------------------------------------------------------------------------------------------
         110,000     Chautauqua Utility District                                 5.000          06/01/2026          110,123
----------------------------------------------------------------------------------------------------------------------------
       1,715,000     Clarence IDA (Bristol Village)                              6.000          01/20/2044        1,858,185
----------------------------------------------------------------------------------------------------------------------------
         795,000     East Rochester Hsg. Authority (St. John's Meadows)          5.750          08/01/2037          826,140
----------------------------------------------------------------------------------------------------------------------------
         500,000     Erie County IDA (Charter School Applied Tech)               6.875          06/01/2035          480,015
----------------------------------------------------------------------------------------------------------------------------
       1,170,000     Erie County IDA (DePaul Properties)                         5.750          09/01/2028          965,812
----------------------------------------------------------------------------------------------------------------------------
         190,000     Erie County IDA (DePaul Properties)                         6.500          09/01/2018          178,364
----------------------------------------------------------------------------------------------------------------------------
       5,600,000     Erie County IDA (Medaille College)                          7.625          04/01/2035        6,333,376
----------------------------------------------------------------------------------------------------------------------------
         750,000     Erie County IDA (Orchard Park)                              6.000          11/15/2036          772,118
----------------------------------------------------------------------------------------------------------------------------
       9,050,000     Erie County IDA (The Episcopal Church Home)                 5.875          02/01/2018        9,301,771
----------------------------------------------------------------------------------------------------------------------------
       9,995,000     Erie County IDA (The Episcopal Church Home)                 6.000          02/01/2028       10,262,866
----------------------------------------------------------------------------------------------------------------------------
      30,000,000     Erie County Tobacco Asset Securitization Corp.              7.030 1        06/01/2055        1,014,300
----------------------------------------------------------------------------------------------------------------------------
       6,500,000     Erie County Tobacco Asset Securitization Corp. RITES        5.419 2        06/01/2045        5,952,440
----------------------------------------------------------------------------------------------------------------------------
       5,400,000     Erie County Tobacco Asset Securitization Corp. RITES        5.419 2        06/01/2045        4,945,104
----------------------------------------------------------------------------------------------------------------------------
         100,000     Essex County IDA (North Country Community
                     College Foundation)                                         5.000          06/01/2020           97,308
----------------------------------------------------------------------------------------------------------------------------
         130,000     Essex County IDA (North Country Community
                     College Foundation)                                         5.200          06/01/2025          127,859
----------------------------------------------------------------------------------------------------------------------------
         110,000     Essex County IDA (North Country Community
                     College Foundation)                                         5.300          06/01/2035          107,685
----------------------------------------------------------------------------------------------------------------------------
         175,000     Franklin County IDA (North Country Community
                     College Foundation)                                         5.200          06/01/2025          172,118
----------------------------------------------------------------------------------------------------------------------------
       3,750,000     Geneva IDA (Hobart & William Smith Colleges) 3              5.375          02/01/2033        3,890,700
----------------------------------------------------------------------------------------------------------------------------
       5,435,000     Hempstead IDA (WORCA)                                       6.900          08/01/2033        5,557,940
----------------------------------------------------------------------------------------------------------------------------
         880,000     Herkimer County IDA (Folts Adult Home)                      5.500          03/20/2040          950,840
----------------------------------------------------------------------------------------------------------------------------
       1,790,000     Herkimer County IDA (Herkimer County College Foundation)    6.250          08/01/2034        1,858,772
----------------------------------------------------------------------------------------------------------------------------
       1,335,000     Kiryas Joel BANs GO                                         6.100          05/11/2007        1,345,293


1          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
$      5,750,000     L.I.  Power Authority RITES                                 7.414 2  %     09/01/2033    $   6,129,385
----------------------------------------------------------------------------------------------------------------------------
       4,405,000     L.I.  Power Authority, Series A 3                           5.125          09/01/2029        4,470,546
----------------------------------------------------------------------------------------------------------------------------
          40,000     Liberty HDC (Barkley Gardens)                               6.850          02/01/2023           39,610
----------------------------------------------------------------------------------------------------------------------------
          20,000     Lockport HDC                                                6.000          10/01/2018           20,176
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Lyons Community Health Initiatives Corp.                    5.550          09/01/2024        1,040,280
----------------------------------------------------------------------------------------------------------------------------
         200,000     Monroe County IDA (Rochester Institute of Technology)       5.250          04/01/2019          201,194
----------------------------------------------------------------------------------------------------------------------------
         525,000     Monroe County IDA (Rochester Institute of Technology)       5.375          04/01/2029          527,793
----------------------------------------------------------------------------------------------------------------------------
         200,000     Monroe County IDA (Summit at Brighton)                      5.375          07/01/2032          197,680
----------------------------------------------------------------------------------------------------------------------------
         400,000     Monroe County IDA (Summit at Brighton)                      5.500          07/01/2027          405,664
----------------------------------------------------------------------------------------------------------------------------
     302,900,000     Monroe County Tobacco Asset Securitization Corp. (TASC)     7.700 1        06/01/2061        4,946,357
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     Monroe Newpower Corp.                                       5.500          01/01/2034        4,127,360
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Monroe Newpower Corp.                                       5.625          01/01/2026        1,039,350
----------------------------------------------------------------------------------------------------------------------------
      20,090,000     MTA Service Contract, Series A                              5.125          01/01/2029       20,531,980
----------------------------------------------------------------------------------------------------------------------------
      13,840,000     MTA, Series A                                               5.125          11/15/2031       14,167,731
----------------------------------------------------------------------------------------------------------------------------
       4,470,000     MTA, Series B                                               5.000          11/15/2031        4,514,745
----------------------------------------------------------------------------------------------------------------------------
      20,000,000     MTA, Series F                                               5.000          11/15/2035       20,140,200
----------------------------------------------------------------------------------------------------------------------------
         610,000     Nassau County IDA (ALIA-ACDS)                               6.125          09/01/2018          625,762
----------------------------------------------------------------------------------------------------------------------------
       2,100,000     Nassau County IDA (ALIA-AP)                                 7.000          09/01/2028        2,166,444
----------------------------------------------------------------------------------------------------------------------------
         855,000     Nassau County IDA (ALIA-CMA)                                6.125          09/01/2018          877,093
----------------------------------------------------------------------------------------------------------------------------
         945,000     Nassau County IDA (ALIA-CSMR)                               6.125          09/01/2018          969,419
----------------------------------------------------------------------------------------------------------------------------
         615,000     Nassau County IDA (ALIA-EFLI)                               6.125          09/01/2018          630,892
----------------------------------------------------------------------------------------------------------------------------
         485,000     Nassau County IDA (ALIA-HAII)                               6.125          09/01/2018          497,532
----------------------------------------------------------------------------------------------------------------------------
         565,000     Nassau County IDA (ALIA-NCMRS)                              6.125          09/01/2018          579,600
----------------------------------------------------------------------------------------------------------------------------
       2,725,000     Nassau County IDA (Hispanic Counseling Center)              7.625          06/01/2033        2,814,271
----------------------------------------------------------------------------------------------------------------------------
          95,000     Nassau County IDA, Series A-A                               6.000          07/02/2021           95,320
----------------------------------------------------------------------------------------------------------------------------
         985,000     Nassau County IDA, Series A-B                               6.000          07/01/2021          988,319
----------------------------------------------------------------------------------------------------------------------------
          90,000     Nassau County IDA, Series A-C                               6.000          07/01/2021           90,303
----------------------------------------------------------------------------------------------------------------------------
         100,000     Nassau County IDA, Series A-D                               6.000          07/01/2021          100,337
----------------------------------------------------------------------------------------------------------------------------
      85,990,000     Nassau County Tobacco Settlement Corp.                      6.150 1        06/01/2046        7,616,994
----------------------------------------------------------------------------------------------------------------------------
      35,000,000     Nassau County Tobacco Settlement Corp.                      6.630 1        06/01/2060        1,031,100
----------------------------------------------------------------------------------------------------------------------------
         115,000     New Hartford GO                                             5.000          09/15/2022          115,337
----------------------------------------------------------------------------------------------------------------------------
       2,500,000     Niagara County IDA (American Ref-Fuel Company)              5.550          11/15/2024        2,590,675
----------------------------------------------------------------------------------------------------------------------------
         500,000     Niagara County Tobacco Asset Securitization Corp.           6.250          05/15/2034          524,515
----------------------------------------------------------------------------------------------------------------------------
         285,000     Niagara County Tobacco Asset Securitization Corp.           6.250          05/15/2040          298,974
----------------------------------------------------------------------------------------------------------------------------
      20,000,000     NY Convention Center Devel. Corp. (Hotel Unit Fee)          5.000          11/15/2044       20,225,800
----------------------------------------------------------------------------------------------------------------------------
       1,185,000     NY Counties Tobacco Trust I                                 6.500          06/01/2035        1,254,014
----------------------------------------------------------------------------------------------------------------------------
      14,550,000     NY Counties Tobacco Trust II (TASC)                         5.625          06/01/2035       14,834,889
----------------------------------------------------------------------------------------------------------------------------
          20,000     NY Counties Tobacco Trust II (TASC)                         5.750          06/01/2043           20,497
----------------------------------------------------------------------------------------------------------------------------
       1,800,000     NY Counties Tobacco Trust III                               6.000          06/01/2043        1,884,294
----------------------------------------------------------------------------------------------------------------------------
         100,000     NY Counties Tobacco Trust IV                                5.000          06/01/2038           96,369
----------------------------------------------------------------------------------------------------------------------------
       3,500,000     NY Counties Tobacco Trust IV (TASC)                         0.000          06/01/2041        2,642,955
----------------------------------------------------------------------------------------------------------------------------
       6,000,000     NY Counties Tobacco Trust IV (TASC)                         5.000          06/01/2045        5,747,280
----------------------------------------------------------------------------------------------------------------------------
       3,500,000     NY Counties Tobacco Trust IV (TASC)                         6.650          06/01/2041          666,470
----------------------------------------------------------------------------------------------------------------------------
       2,950,000     NY Counties Tobacco Trust IV RITES                          5.419 2        06/01/2042        2,707,894
----------------------------------------------------------------------------------------------------------------------------
      84,200,000     NY Counties Tobacco Trust V                                 6.850 1        06/01/2055        3,189,496
----------------------------------------------------------------------------------------------------------------------------
     334,000,000     NY Counties Tobacco Trust V                                 7.850 1        06/01/2060        5,514,340
----------------------------------------------------------------------------------------------------------------------------
     115,170,000     NY TSASC, Inc. (TFABs)                                      5.125          06/01/2042      112,758,340


2          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
$         35,000     NYC GO                                                      5.000    %     08/01/2022    $      35,336
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYC GO                                                      5.000          03/01/2024        1,016,460
----------------------------------------------------------------------------------------------------------------------------
         790,000     NYC GO                                                      5.000          04/01/2024          804,291
----------------------------------------------------------------------------------------------------------------------------
       5,100,000     NYC GO                                                      5.000          08/01/2024        5,191,137
----------------------------------------------------------------------------------------------------------------------------
       1,250,000     NYC GO                                                      5.000          04/01/2025        1,270,663
----------------------------------------------------------------------------------------------------------------------------
       1,185,000     NYC GO                                                      5.000          08/01/2025        1,204,351
----------------------------------------------------------------------------------------------------------------------------
         800,000     NYC GO                                                      5.000          04/01/2026          811,976
----------------------------------------------------------------------------------------------------------------------------
         400,000     NYC GO                                                      5.000          08/01/2027          405,000
----------------------------------------------------------------------------------------------------------------------------
         950,000     NYC GO                                                      5.000          10/15/2027          959,472
----------------------------------------------------------------------------------------------------------------------------
         250,000     NYC GO                                                      5.000          08/01/2028          252,743
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     NYC GO                                                      5.000          11/01/2028        4,039,120
----------------------------------------------------------------------------------------------------------------------------
         885,000     NYC GO                                                      5.000          06/01/2029          894,974
----------------------------------------------------------------------------------------------------------------------------
       3,050,000     NYC GO                                                      5.000          03/01/2030        3,080,134
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYC GO                                                      5.000          06/01/2030        1,009,780
----------------------------------------------------------------------------------------------------------------------------
         240,000     NYC GO                                                      5.000          08/01/2030          242,412
----------------------------------------------------------------------------------------------------------------------------
       1,900,000     NYC GO                                                      5.000          06/01/2031        1,918,430
----------------------------------------------------------------------------------------------------------------------------
       7,000,000     NYC GO                                                      5.000          11/01/2034        7,050,330
----------------------------------------------------------------------------------------------------------------------------
       3,000,000     NYC GO                                                      5.000          03/01/2035        3,021,840
----------------------------------------------------------------------------------------------------------------------------
       3,750,000     NYC GO 3                                                    5.000          04/01/2035        3,777,488
----------------------------------------------------------------------------------------------------------------------------
         585,000     NYC GO                                                      5.000          08/01/2035          589,434
----------------------------------------------------------------------------------------------------------------------------
       1,270,000     NYC GO                                                      5.250          03/15/2032        1,304,201
----------------------------------------------------------------------------------------------------------------------------
       2,130,000     NYC GO                                                      5.375          12/01/2026        2,232,219
----------------------------------------------------------------------------------------------------------------------------
       1,300,000     NYC GO                                                      5.500          06/01/2022        1,375,322
----------------------------------------------------------------------------------------------------------------------------
          15,000     NYC GO                                                      5.500          02/15/2026           15,242
----------------------------------------------------------------------------------------------------------------------------
         155,000     NYC GO                                                      5.750          02/01/2020          157,519
----------------------------------------------------------------------------------------------------------------------------
          75,000     NYC GO                                                      5.875          08/01/2019           82,770
----------------------------------------------------------------------------------------------------------------------------
         680,000     NYC GO                                                      5.875          08/01/2019          736,787
----------------------------------------------------------------------------------------------------------------------------
         505,000     NYC GO                                                      6.125          08/01/2025          521,059
----------------------------------------------------------------------------------------------------------------------------
           5,000     NYC GO                                                      7.500          02/01/2019            5,014
----------------------------------------------------------------------------------------------------------------------------
       5,000,000     NYC GO RITES                                                5.704 2        08/01/2021        5,496,800
----------------------------------------------------------------------------------------------------------------------------
       2,500,000     NYC HDC (De Sales Assisted Living Devel.) 3                 5.125          11/01/2018        2,552,575
----------------------------------------------------------------------------------------------------------------------------
       1,440,710     NYC HDC (Keith Plaza)                                       6.500          02/15/2018        1,515,166
----------------------------------------------------------------------------------------------------------------------------
       2,000,000     NYC HDC (Multifamily Hsg.)                                  4.650          11/01/2025        1,993,560
----------------------------------------------------------------------------------------------------------------------------
         750,000     NYC HDC (Multifamily Hsg.)                                  4.750          11/01/2035          738,855
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYC HDC (Multifamily Hsg.)                                  5.250          11/01/2030        1,033,320
----------------------------------------------------------------------------------------------------------------------------
       2,000,000     NYC HDC (Multifamily Hsg.) 3                                5.250          11/01/2031        2,037,460
----------------------------------------------------------------------------------------------------------------------------
       1,545,000     NYC HDC (Multifamily Hsg.), Series E-1                      4.950          11/01/2033        1,573,320
----------------------------------------------------------------------------------------------------------------------------
       2,187,155     NYC HDC (Seaview Towers)                                    6.500          01/15/2018        2,300,188
----------------------------------------------------------------------------------------------------------------------------
         100,000     NYC Health & Hospital Corp.                                 5.375          02/15/2026          102,379
----------------------------------------------------------------------------------------------------------------------------
       1,945,000     NYC Health & Hospital Corp.                                 5.450          02/15/2026        1,998,935
----------------------------------------------------------------------------------------------------------------------------
       1,500,000     NYC IDA (American Council of Learned Societies)             5.250          07/01/2027        1,547,070
----------------------------------------------------------------------------------------------------------------------------
       2,760,000     NYC IDA (Beth Abraham Health Services)                      6.500          02/15/2022        2,873,298
----------------------------------------------------------------------------------------------------------------------------
         500,000     NYC IDA (Beth Abraham Health Services)                      6.500          11/15/2027          528,655
----------------------------------------------------------------------------------------------------------------------------
       2,100,000     NYC IDA (Beth Abraham Health Services)                      6.500          11/15/2034        2,203,593
----------------------------------------------------------------------------------------------------------------------------
       6,000,000     NYC IDA (Calhoun School)                                    6.625          12/01/2034        6,239,940
----------------------------------------------------------------------------------------------------------------------------
         500,000     NYC IDA (Calhoun School)                                    6.625          12/01/2034          522,280
----------------------------------------------------------------------------------------------------------------------------
         960,000     NYC IDA (Center for Elimination of Family Violence)         7.375          11/01/2036          953,616
----------------------------------------------------------------------------------------------------------------------------
         425,000     NYC IDA (Center for Elimination of Family Violence)         7.375          11/01/2036          422,174
----------------------------------------------------------------------------------------------------------------------------
       3,880,000     NYC IDA (Community Resource Developmentally Disabled)       7.500          08/01/2026        3,960,122
----------------------------------------------------------------------------------------------------------------------------
         150,000     NYC IDA (Comprehensive Care Management)                     6.000          05/01/2026          150,408


3          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
$        350,000     NYC IDA (Comprehensive Care Management)                     6.125    %     11/01/2035    $     350,308
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYC IDA (Eger Harbor House)                                 5.875          05/20/2044        1,098,020
----------------------------------------------------------------------------------------------------------------------------
         725,000     NYC IDA (Family Support Systems)                            7.500          11/01/2034          735,136
----------------------------------------------------------------------------------------------------------------------------
         220,000     NYC IDA (Global Country World Peace)                        7.250          11/01/2025          217,149
----------------------------------------------------------------------------------------------------------------------------
         170,000     NYC IDA (Global Country World Peace)                        7.250          11/01/2025          167,797
----------------------------------------------------------------------------------------------------------------------------
         815,000     NYC IDA (Independent Living Assoc.)                         6.200          07/01/2020          811,235
----------------------------------------------------------------------------------------------------------------------------
         500,000     NYC IDA (Liberty-7 World Trade Center) 4                    6.750          03/01/2015          538,590
----------------------------------------------------------------------------------------------------------------------------
       3,000,000     NYC IDA (Liberty-IAC/Interactive Corp.) 3                   5.000          09/01/2035        3,004,170
----------------------------------------------------------------------------------------------------------------------------
       3,700,000     NYC IDA (Lycee Francais De New York) 3                      5.375          06/01/2023        3,787,653
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     NYC IDA (Lycee Francais De New York)                        6.800          06/01/2028        4,287,040
----------------------------------------------------------------------------------------------------------------------------
         370,000     NYC IDA (Metropolitan College of New York)                  5.750          03/01/2020          354,601
----------------------------------------------------------------------------------------------------------------------------
       2,300,000     NYC IDA (MMC Corp.)                                         5.125          11/01/2035        2,328,359
----------------------------------------------------------------------------------------------------------------------------
       6,510,000     NYC IDA (Mount St. Vincent)                                 5.250          06/01/2036        6,638,182
----------------------------------------------------------------------------------------------------------------------------
       2,175,000     NYC IDA (Polytechnic University)                            6.000          11/01/2020        2,190,138
----------------------------------------------------------------------------------------------------------------------------
       4,080,000     NYC IDA (Polytechnic University)                            6.125          11/01/2030        4,102,970
----------------------------------------------------------------------------------------------------------------------------
       1,380,000     NYC IDA (PSCH)                                              6.375          07/01/2033        1,460,068
----------------------------------------------------------------------------------------------------------------------------
         750,000     NYC IDA (Reece School)                                      7.500          12/01/2037          739,703
----------------------------------------------------------------------------------------------------------------------------
         295,000     NYC IDA (Reece School)                                      7.500          12/01/2037          290,950
----------------------------------------------------------------------------------------------------------------------------
       1,480,000     NYC IDA (Staten Island University Hospital)                 6.450          07/01/2032        1,501,948
----------------------------------------------------------------------------------------------------------------------------
       6,020,000     NYC IDA (The Child School)                                  7.550          06/01/2033        6,317,809
----------------------------------------------------------------------------------------------------------------------------
      15,785,000     NYC IDA (Touro College)                                     6.350          06/01/2029       16,353,576
----------------------------------------------------------------------------------------------------------------------------
       5,600,000     NYC IDA (Urban Resource Institute)                          7.375          11/01/2033        5,865,160
----------------------------------------------------------------------------------------------------------------------------
       5,600,000     NYC IDA (Vocational Instruction)                            7.750          02/01/2033        5,314,064
----------------------------------------------------------------------------------------------------------------------------
       4,525,000     NYC IDA (YMCA of Greater NY)                                5.250          08/01/2021        4,617,989
----------------------------------------------------------------------------------------------------------------------------
      13,015,000     NYC Municipal Water Finance Authority                       5.000          06/15/2032       13,168,447
----------------------------------------------------------------------------------------------------------------------------
       2,300,000     NYC Municipal Water Finance Authority                       5.000          06/15/2037        2,333,281
----------------------------------------------------------------------------------------------------------------------------
         500,000     NYC Municipal Water Finance Authority                       5.000          06/15/2038          505,405
----------------------------------------------------------------------------------------------------------------------------
         205,000     NYC Municipal Water Finance Authority                       5.125          06/15/2030          207,987
----------------------------------------------------------------------------------------------------------------------------
          20,000     NYC Municipal Water Finance Authority                       5.250          06/15/2025           20,877
----------------------------------------------------------------------------------------------------------------------------
          40,000     NYC Municipal Water Finance Authority                       5.500          06/15/2024           40,451
----------------------------------------------------------------------------------------------------------------------------
       3,830,000     NYC Municipal Water Finance Authority RITES                 7.533 2        06/15/2039        4,088,525
----------------------------------------------------------------------------------------------------------------------------
       5,000,000     NYC Municipal Water Finance Authority ROLs                  7.588 2        06/15/2039        5,337,500
----------------------------------------------------------------------------------------------------------------------------
       5,000,000     NYC Transitional Finance Authority (Future Tax), Series E   5.000          02/01/2033        5,082,500
----------------------------------------------------------------------------------------------------------------------------
         385,000     NYS DA (Chapel Oaks)                                        5.450          07/01/2026          395,468
----------------------------------------------------------------------------------------------------------------------------
       1,870,000     NYS DA (Lenox Hill Hospital Obligated Group)                5.500          07/01/2030        1,893,319
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYS DA (Maimonides Medical Center)                          5.750          08/01/2024        1,021,490
----------------------------------------------------------------------------------------------------------------------------
       1,290,000     NYS DA (Memorial Sloan-Kettering)                           5.000          07/01/2035        1,311,840
----------------------------------------------------------------------------------------------------------------------------
       2,100,000     NYS DA (Mental Health Services Facilities)                  5.000          02/15/2035        2,122,617
----------------------------------------------------------------------------------------------------------------------------
         665,000     NYS DA (Montefiore Medical Center)                          5.450          08/01/2029          694,453
----------------------------------------------------------------------------------------------------------------------------
         600,000     NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      5.500          07/01/2026          604,908
----------------------------------------------------------------------------------------------------------------------------
       9,290,000     NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      6.500          07/01/2025        9,893,943
----------------------------------------------------------------------------------------------------------------------------
         680,000     NYS DA (Nursing Home)                                       4.900          02/15/2041          666,516
----------------------------------------------------------------------------------------------------------------------------
         835,000     NYS DA (Nursing Home)                                       4.950          02/15/2045          826,992
----------------------------------------------------------------------------------------------------------------------------
       1,360,000     NYS DA (NY Methodist Hospital)                              5.250          07/01/2024        1,395,278
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     NYS DA (NY Society for the Relief of the
                     Ruptured and Crippled) 3                                    5.000          08/15/2029        4,096,920
----------------------------------------------------------------------------------------------------------------------------
       1,570,000     NYS DA (Nyack Hospital)                                     6.250          07/01/2013        1,541,646
----------------------------------------------------------------------------------------------------------------------------
         490,000     NYS DA (Providence Rest)                                    5.000          07/01/2035          488,138


4          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
$      1,300,000     NYS DA (Providence Rest)                                    5.125    %     07/01/2030    $   1,319,188
----------------------------------------------------------------------------------------------------------------------------
         340,000     NYS DA (Providence Rest)                                    5.250          07/01/2025          350,326
----------------------------------------------------------------------------------------------------------------------------
         650,000     NYS DA (Rochester General Hospital)                         5.000          12/01/2035          657,521
----------------------------------------------------------------------------------------------------------------------------
          20,000     NYS DA (Sarah Neuman Nursing Home)                          5.500          08/01/2037           20,707
----------------------------------------------------------------------------------------------------------------------------
       5,000,000     NYS DA (School District Financing)                          5.750          10/01/2030        5,425,400
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     NYS DA (SS Joachim & Anne Residence)                        5.250          07/01/2027        4,095,000
----------------------------------------------------------------------------------------------------------------------------
          65,000     NYS DA (St. Joseph's Hospital Health Center)                5.250          07/01/2018           67,102
----------------------------------------------------------------------------------------------------------------------------
      13,200,000     NYS DA (St. Lukes Roosevelt Hospital)                       4.900          08/15/2031       13,125,684
----------------------------------------------------------------------------------------------------------------------------
      13,090,000     NYS DA (State University Educational Facilities)            5.250          05/15/2015       13,926,189
----------------------------------------------------------------------------------------------------------------------------
       2,510,000     NYS DA (State University Educational Facilities)            5.250          05/15/2021        2,678,898
----------------------------------------------------------------------------------------------------------------------------
       5,850,000     NYS DA (The Highlands Living)                               6.600          02/01/2034        5,864,216
----------------------------------------------------------------------------------------------------------------------------
         500,000     NYS DA (Various School Districts)                           5.000          04/01/2035          509,730
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     NYS DA (W.K. Nursing Home)                                  6.125          02/01/2036        1,030,320
----------------------------------------------------------------------------------------------------------------------------
       1,030,000     NYS DA (Winthrop University Hospital)                       5.500          07/01/2023        1,064,412
----------------------------------------------------------------------------------------------------------------------------
          20,000     NYS EFC (Clean Water & Drinking Revolving Funds)            5.000          06/15/2027           20,346
----------------------------------------------------------------------------------------------------------------------------
          85,000     NYS EFC (NYS Water Services)                                6.600          09/15/2012           85,183
----------------------------------------------------------------------------------------------------------------------------
         185,000     NYS ERDA (Brooklyn Union Gas)                               5.500          01/01/2021          188,928
----------------------------------------------------------------------------------------------------------------------------
         200,000     NYS HFA (Fulton Manor)                                      6.100          11/15/2025          205,386
----------------------------------------------------------------------------------------------------------------------------
       4,865,000     NYS HFA RITES                                               8.027 2        11/01/2015        5,075,265
----------------------------------------------------------------------------------------------------------------------------
          95,000     NYS Medcare (Hospital & Nursing Home)                       5.400          08/15/2033           95,101
----------------------------------------------------------------------------------------------------------------------------
         640,000     NYS Medcare (Hospital & Nursing Home)                       6.300          08/15/2023          641,139
----------------------------------------------------------------------------------------------------------------------------
         200,000     NYS UDC (Subordinated Lien)                                 5.500          07/01/2022          204,182
----------------------------------------------------------------------------------------------------------------------------
         250,000     Oneida County IDA (Mohawk Valley Handicapped Services)      5.300          03/15/2019          255,860
----------------------------------------------------------------------------------------------------------------------------
          55,000     Onondaga County IDA (Salina Free Library)                   5.500          12/01/2022           57,003
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Orange County IDA (Glen Arden)                              5.625          01/01/2018        1,016,260
----------------------------------------------------------------------------------------------------------------------------
         275,000     Orange County IDA (Glen Arden)                              5.700          01/01/2028          278,201
----------------------------------------------------------------------------------------------------------------------------
       1,600,000     Otsego County IDA (Hartwick College)                        5.900          07/01/2022        1,622,144
----------------------------------------------------------------------------------------------------------------------------
      15,205,000     Port Authority NY/NJ (Delta Air Lines) 4                    6.950          06/01/2008       15,054,927
----------------------------------------------------------------------------------------------------------------------------
      19,140,000     Port Authority NY/NJ RITES                                  5.780 2        12/01/2034       19,900,624
----------------------------------------------------------------------------------------------------------------------------
      25,660,000     Port Authority NY/NJ, 121st Series                          5.125          10/15/2030       26,213,230
----------------------------------------------------------------------------------------------------------------------------
         500,000     Port Authority NY/NJ, 132nd Series                          5.000          09/01/2038          506,390
----------------------------------------------------------------------------------------------------------------------------
       3,180,000     Rensselaer County IDA (Emma Willard School)                 5.000          01/01/2026        3,263,475
----------------------------------------------------------------------------------------------------------------------------
       3,550,000     Rensselaer County IDA (Emma Willard School)                 5.000          01/01/2031        3,621,320
----------------------------------------------------------------------------------------------------------------------------
       6,275,000     Rensselaer County IDA (Emma Willard School)                 5.000          01/01/2036        6,381,863
----------------------------------------------------------------------------------------------------------------------------
       2,600,000     Rensselaer County IDA (Rensselaer Polytechnical
                     Institute)                                                  5.000          03/01/2036        2,632,656
----------------------------------------------------------------------------------------------------------------------------
       2,680,000     Rensselaer County Tobacco Asset Securitization Corp.        5.625          06/01/2035        2,732,474
----------------------------------------------------------------------------------------------------------------------------
       2,000,000     Rensselaer County Tobacco Asset Securitization Corp.        5.750          06/01/2043        2,049,700
----------------------------------------------------------------------------------------------------------------------------
       1,060,000     Rockland County Tobacco Asset Securitization Corp.          5.625          08/15/2035        1,081,348
----------------------------------------------------------------------------------------------------------------------------
       3,150,000     Rockland County Tobacco Asset Securitization Corp. 3        5.750          08/15/2043        3,230,546
----------------------------------------------------------------------------------------------------------------------------
     101,000,000     Rockland County Tobacco Asset Securitization Corp.          6.250 1        08/15/2045        9,038,490
----------------------------------------------------------------------------------------------------------------------------
      53,000,000     Rockland County Tobacco Asset Securitization Corp.          6.640 1        08/15/2050        2,962,170
----------------------------------------------------------------------------------------------------------------------------
      45,000,000     Rockland County Tobacco Asset Securitization Corp.          7.620 1        08/15/2060          803,250


5          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------
$      2,500,000     Saratoga County IDA (Saratoga Hospital/Saratoga
                     Care/Benedict Community Health Center)                      5.125    %     12/01/2033    $   2,547,775
----------------------------------------------------------------------------------------------------------------------------
         250,000     SONYMA, Series 83                                           5.550          10/01/2027          255,693
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     Suffolk County IDA (ALIA-IGHL)                              7.250          12/01/2033        4,186,160
----------------------------------------------------------------------------------------------------------------------------
          70,000     Suffolk County IDA (Catholic Charities)                     6.000          10/01/2020           69,920
----------------------------------------------------------------------------------------------------------------------------
          65,000     Suffolk County IDA (DDI)                                    6.000          10/01/2020           64,925
----------------------------------------------------------------------------------------------------------------------------
          65,000     Suffolk County IDA (DDI)                                    6.000          10/01/2020           64,925
----------------------------------------------------------------------------------------------------------------------------
       7,460,000     Suffolk County IDA (Dowling College)                        5.000          06/01/2036        7,419,567
----------------------------------------------------------------------------------------------------------------------------
         145,000     Suffolk County IDA (Dowling College)                        6.625          06/01/2024          145,039
----------------------------------------------------------------------------------------------------------------------------
         205,000     Suffolk County IDA (Dowling College)                        6.700          12/01/2020          207,150
----------------------------------------------------------------------------------------------------------------------------
         140,000     Suffolk County IDA (Independent Group Home Living)          6.000          10/01/2020          139,839
----------------------------------------------------------------------------------------------------------------------------
         575,000     Suffolk County IDA (Jefferson's Ferry)                      5.000          11/01/2028          570,757
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Suffolk County IDA (L.I.  Network Community Services)       7.550          02/01/2034        1,030,380
----------------------------------------------------------------------------------------------------------------------------
         620,000     Suffolk County IDA (Nassau-Suffolk Services for Autism)     6.750          11/01/2036          615,617
----------------------------------------------------------------------------------------------------------------------------
         210,000     Suffolk County IDA (Nassau-Suffolk Services for Autism)     6.750          11/01/2036          208,515
----------------------------------------------------------------------------------------------------------------------------
       5,985,000     Suffolk County IDA (Pederson-Krager Center)                 7.000          11/01/2035        5,977,339
----------------------------------------------------------------------------------------------------------------------------
         505,000     Suffolk County IDA (Pederson-Krager Center)                 7.200          02/01/2035          512,110
----------------------------------------------------------------------------------------------------------------------------
          60,000     Suffolk County IDA (Suffolk Hotels)                         6.000          10/01/2020           59,931
----------------------------------------------------------------------------------------------------------------------------
         100,000     Suffolk County IDA (WORCA)                                  6.000          10/01/2020           99,885
----------------------------------------------------------------------------------------------------------------------------
         555,000     Sullivan County IDA (Center for Discovery)                  5.625          06/01/2013          553,346
----------------------------------------------------------------------------------------------------------------------------
         745,000     Sullivan County IDA (Center for Discovery)                  6.000          06/01/2019          742,057
----------------------------------------------------------------------------------------------------------------------------
         545,000     Sullivan County IDA (Center for Discovery)                  6.500          06/01/2025          543,218
----------------------------------------------------------------------------------------------------------------------------
         520,000     Sullivan County IDA (Center for Discovery)                  6.950          02/01/2035          528,564
----------------------------------------------------------------------------------------------------------------------------
         445,000     Syracuse IDA (Crouse Irving Companies)                      5.250          01/01/2017          451,742
----------------------------------------------------------------------------------------------------------------------------
          25,000     Triborough Bridge & Tunnel Authority                        5.000          01/01/2020           25,634
----------------------------------------------------------------------------------------------------------------------------
      10,000,000     Triborough Bridge & Tunnel Authority                        5.000          11/15/2032       10,149,300
----------------------------------------------------------------------------------------------------------------------------
       3,585,000     Triborough Bridge & Tunnel Authority RITES                  7.361 2        11/15/2032        3,799,168
----------------------------------------------------------------------------------------------------------------------------
       2,560,000     Triborough Bridge & Tunnel Authority RITES                  7.364 2        11/15/2027        2,752,410
----------------------------------------------------------------------------------------------------------------------------
      10,000,000     Triborough Bridge & Tunnel Authority RITES                  7.364 2        11/15/2032       10,597,400
----------------------------------------------------------------------------------------------------------------------------
       4,550,000     Triborough Bridge & Tunnel Authority RITES                  7.861 2        11/15/2029        5,032,573
----------------------------------------------------------------------------------------------------------------------------
       2,500,000     Triborough Bridge & Tunnel Authority RITES                  8.423 2        11/15/2023        3,049,300
----------------------------------------------------------------------------------------------------------------------------
         600,000     Triborough Bridge & Tunnel Authority, Series A              5.000          11/15/2035          611,898
----------------------------------------------------------------------------------------------------------------------------
      35,000,000     TSASC, Inc. (TFABs)                                         5.000          06/01/2034       33,948,250
----------------------------------------------------------------------------------------------------------------------------
      35,455,000     TSASC, Inc. (TFABs)                                         5.750          07/15/2032       38,840,953
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     Utica IDA (Utica College Civic Facility)                    5.750          08/01/2028        4,178,600
----------------------------------------------------------------------------------------------------------------------------
       1,250,000     Utica IDA (Utica College Civic Facility)                    6.750          12/01/2021        1,352,863
----------------------------------------------------------------------------------------------------------------------------
         250,000     Westchester County IDA (Guiding Eyes for the Blind)         5.375          08/01/2024          253,565
----------------------------------------------------------------------------------------------------------------------------
         500,000     Westchester County IDA (Kendal on Hudson)                   6.500          01/01/2034          529,630
----------------------------------------------------------------------------------------------------------------------------
       1,855,000     Westchester County IDA (Rippowam-Cisqua School)             5.750          06/01/2029        1,897,888
----------------------------------------------------------------------------------------------------------------------------
         320,000     Westchester County IDA (Schnurmacher Center)                6.500          11/01/2013          336,138
----------------------------------------------------------------------------------------------------------------------------
         600,000     Westchester County IDA (Schnurmacher Center)                6.500          11/01/2033          629,280
----------------------------------------------------------------------------------------------------------------------------
       5,000,000     Westchester County Tobacco Asset Securitization Corp.       5.125          06/01/2045        4,892,500
----------------------------------------------------------------------------------------------------------------------------
         500,000     Yonkers GO                                                  5.000          08/01/2030          512,270
----------------------------------------------------------------------------------------------------------------------------
         500,000     Yonkers GO                                                  5.000          08/01/2035          510,040


6          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS  JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        800,000     Yonkers IDA (St. Joseph's Hospital)                         5.900    %     03/01/2008    $     797,840
                                                                                                              --------------
                                                                                                                897,424,092

U.S. POSSESSIONS--16.1%
       8,510,000     Guam GO, Series A                                           5.400          11/15/2018        8,514,255
----------------------------------------------------------------------------------------------------------------------------
       1,085,000     Guam GO, Series A                                           6.000          09/01/2006        1,087,127
----------------------------------------------------------------------------------------------------------------------------
         500,000     Guam Government Waterworks Authority & Wastewater System    5.875          07/01/2035          520,555
----------------------------------------------------------------------------------------------------------------------------
       5,250,000     Guam Power Authority, Series A                              5.125          10/01/2029        5,404,035
----------------------------------------------------------------------------------------------------------------------------
      10,000,000     Guam Power Authority, Series A                              5.250          10/01/2034       10,333,500
----------------------------------------------------------------------------------------------------------------------------
      84,000,000     Puerto Rico Children's Trust Fund (TASC)                    6.340 1        05/15/2050        5,251,680
----------------------------------------------------------------------------------------------------------------------------
       4,030,000     Puerto Rico Commonwealth GO                                 5.000          07/01/2027        4,031,169
----------------------------------------------------------------------------------------------------------------------------
       4,000,000     Puerto Rico Commonwealth GO                                 5.000          07/01/2034        4,000,000
----------------------------------------------------------------------------------------------------------------------------
         355,000     Puerto Rico Highway & Transportation Authority              5.000          07/01/2028          354,294
----------------------------------------------------------------------------------------------------------------------------
          50,000     Puerto Rico Highway & Transportation Authority, Series A    5.000          07/01/2038           49,881
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Puerto Rico Highway & Transportation Authority, Series AA   5.000          07/01/2035          999,240
----------------------------------------------------------------------------------------------------------------------------
      10,780,000     Puerto Rico Highway & Transportation Authority, Series G    5.000          07/01/2042       10,735,371
----------------------------------------------------------------------------------------------------------------------------
      10,000,000     Puerto Rico Highway & Transportation Authority, Series J    5.125          07/01/2039       10,068,500
----------------------------------------------------------------------------------------------------------------------------
      12,000,000     Puerto Rico Highway & Transportation Authority, Series J    5.125          07/01/2043       12,078,240
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Puerto Rico Highway & Transportation Authority, Series K    5.000          07/01/2027        1,000,360
----------------------------------------------------------------------------------------------------------------------------
       3,230,000     Puerto Rico Highway & Transportation Authority,
                     Series K 3                                                  5.000          07/01/2030        3,235,782
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Puerto Rico Highway & Transportation Authority, Series K    5.000          07/01/2035          999,240
----------------------------------------------------------------------------------------------------------------------------
       9,500,000     Puerto Rico Highway & Transportation Authority, Series K    5.000          07/01/2045        9,459,530
----------------------------------------------------------------------------------------------------------------------------
      41,395,000     Puerto Rico Infrastructure                                  5.000          07/01/2041       41,191,337
----------------------------------------------------------------------------------------------------------------------------
         100,000     Puerto Rico ITEMECF (G.R.B. Guaynabo)                       5.625          07/01/2022          101,529
----------------------------------------------------------------------------------------------------------------------------
       4,305,000     Puerto Rico ITEMECF (Polytechnic University of
                     Puerto Rico)                                                5.000          08/01/2022        4,322,306
----------------------------------------------------------------------------------------------------------------------------
          50,000     Puerto Rico Public Buildings Authority                      5.125          07/01/2022           50,618
----------------------------------------------------------------------------------------------------------------------------
       2,000,000     Puerto Rico Public Buildings Authority 3                    5.250          07/01/2029        2,051,880
----------------------------------------------------------------------------------------------------------------------------
      12,640,000     Puerto Rico Public Buildings Authority                      5.500          07/01/2023       13,269,346
----------------------------------------------------------------------------------------------------------------------------
      12,745,000     Puerto Rico Public Finance Corp., Series E                  5.500          08/01/2029       13,145,575
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     University of V.I., Series A                                5.375          06/01/2034        1,025,950
----------------------------------------------------------------------------------------------------------------------------
       1,700,000     V.I.  Public Finance Authority (Gross Receipts
                     Taxes Loan)                                                 5.000          10/01/2031        1,691,415
----------------------------------------------------------------------------------------------------------------------------
       1,485,000     V.I.  Public Finance Authority, Series A                    5.500          10/01/2022        1,521,709
----------------------------------------------------------------------------------------------------------------------------
         250,000     V.I.  Water & Power Authority                               5.300          07/01/2018          252,645
                                                                                                              --------------
                                                                                                                166,747,069
                                                                                                              --------------
Total Municipal Bonds and Notes (Cost $1,041,283,140)                                                         1,064,171,161

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.5%
----------------------------------------------------------------------------------------------------------------------------

       5,046,000     Puerto Rico (Government of) (Cost $5,046,000)               4.900          10/25/2006        5,042,871


7          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
--------------------------------------------------------------------------------

                                                                                  VALUE
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,046,329,140)--102.9%                 1,069,214,032
----------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.9)                                (29,802,974)
                                                                      ------------------
NET ASSETS--100.0%                                                    $   1,039,411,058
                                                                      ==================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $15,593,517, which represents 1.50% of the Fund's net assets. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS        Assoc. for Children with Down Syndrome
ALIA        Alliance of Long Island Agencies
AP          Advantage Planning, Inc.
BANs        Bond Anticipation Nts.
CMA         Community Mainstreaming Associates, Inc.
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
EFC         Environmental Facilities Corp.
EFLI        Epilepsy Foundation of L.I., Inc.
ERDA        Energy Research and Development Authority
GO          General Obligation
HAII        Homes Anew II, Inc.
HDC         Housing Development Corp.
HFA         Housing Finance Agency/Authority
HJDOI       Hospital for Joint Diseases Orthopedic Institute
IDA         Industrial Development Agency
IGHL        Independent Group Home for Living
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
L.I.        Long Island
MMC         Mercy Medical Center
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NCMRS       Nassau Community Mental Retardation Services Co.
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
PSCH        Professional Service Centers for the Handicapped, Inc.
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SONYMA      State of New York Mortgage Agency
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Development Corp.
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
YMCA        Young Men's Christian Assoc.


8           |         OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                              VALUE           PERCENT
------------------------------------------------------------------------------
Tobacco Settlement Payments                    $282,477,983              26.4%
Highways/Railways                               144,352,777              13.5
Higher Education                                115,603,821              10.8
General Obligation                               83,122,599               7.8
Not-for-Profit Organization                      82,169,699               7.7
Water Utilities                                  67,519,894               6.3
Hospital/Health Care                             63,505,678               5.9
Marine/Aviation Facilities                       46,620,244               4.4
Electric Utilities                               31,756,821               3.0
Adult Living Facilities                          30,084,669               2.8
Education                                        30,084,585               2.8
Hotels, Restaurants & Leisure                    23,229,970               2.2
Multifamily Housing                              21,009,041               2.0
Municipal Leases                                 16,216,145               1.5
Airlines                                         15,054,927               1.4
Sales Tax Revenue                                 8,295,624               0.8
Commercial Banks                                  5,042,871               0.5
Resource Recovery                                 2,590,675               0.2
Single Family Housing                               255,693               0.0
Gas Utilities                                       188,928               0.0
Parking Fee Revenue                                  31,388               0.0
                                             ---------------------------------
Total                                        $1,069,214,032             100.0%
                                             =================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $   1,048,789,675
                                             ==================

Gross unrealized appreciation                $      27,539,745
Gross unrealized depreciation                       (7,115,388)
                                             ------------------
Net unrealized appreciation                  $      20,424,357
                                             ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt


9          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
--------------------------------------------------------------------------------

instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $84,864,388 as of June 30, 2006.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1865% as of June 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


10          |         OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006